UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 4, 2004


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:   $44124



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Commonwealth Finl          COM              319829107      239    17565 SH       SOLE                    17565
3M Company                     COM              88579Y101      744     9304 SH       SOLE                     9304
ALLTEL Corp                    COM              020039103     1380    25130 SH       SOLE                    25130
American Intl. Group           COM              026874107      831    12216 SH       SOLE                    12216
Anheuser Busch Cos             COM              035229103      508    10165 SH       SOLE                    10165
Archstone-Smith Trust          COM              039583109      296     9365 SH       SOLE                     9365
Argon State, Inc.              COM              040149106      207     7370 SH       SOLE                     7370
Auto. Data Processing          COM              053015103      907    21950 SH       SOLE                    21950
Bank of America                COM              060505104      529    12210 SH       SOLE                    12210
Bemis Co.                      COM              081437105      561    21105 SH       SOLE                    21105
CVS Corp.                      COM              126650100      962    22840 SH       SOLE                    22840
Cardinal Health                COM              14149Y108      448    10230 SH       SOLE                    10230
Cisco Systems Inc.             COM              17275R102      653    36060 SH       SOLE                    36060
Citigroup, Inc.                COM              172967101      576    13053 SH       SOLE                    13053
Clorox Co.                     COM              189054109      558    10475 SH       SOLE                    10475
Colonial Properties Trust      COM              195872106      323     8020 SH       SOLE                     8020
ConAgra Foods                  COM              205887102     1010    39265 SH       SOLE                    39265
Crawford & Co. Cl. A           COM              224633206      150    23110 SH       SOLE                    23110
Dell, Inc.                     COM              24702R101     1074    30169 SH       SOLE                    30169
Dover Corp.                    COM              260003108      420    10800 SH       SOLE                    10800
Dow Jones & Co.                COM              260561105      493    12140 SH       SOLE                    12140
DuPont (E.I.)                  COM              263534109     1055    24652 SH       SOLE                    24652
Duke Energy Corp.              COM              264399106      634    27700 SH       SOLE                    27700
Exxon Mobil Corp.              COM              30231G102     1705    35273 SH       SOLE                    35273
Fidelity Natl. Finance         COM              316326107      475    12455 SH       SOLE                    12455
First Data Corp.               COM              319963104     1287    29596 SH       SOLE                    29596
Gannett Co., Inc.              COM              364730101      973    11620 SH       SOLE                    11620
General Electric               COM              369604103      876    26093 SH       SOLE                    26093
Health Mgmt Associates         COM              421933102      484    23705 SH       SOLE                    23705
Hewlett-Packard Co.            COM              428236103      596    31790 SH       SOLE                    31790
Home Depot Inc.                COM              437076102      757    19321 SH       SOLE                    19321
Hormel Foods Corp.             COM              440452100      436    16270 SH       SOLE                    16270
Int'l Business Machines        COM              459200101      753     8780 SH       SOLE                     8780
Intelidata Technologies        COM              45814T107        4    12500 SH       SOLE                    12500
Johnson & Johnson              COM              478160104      897    15916 SH       SOLE                    15916
Lance Inc.                     COM              514606102      286    17735 SH       SOLE                    17735
Landauer Inc.                  COM              51476K103      272     5795 SH       SOLE                     5795
MBNA Corp.                     COM              55262L100      709    28120 SH       SOLE                    28120
Mack-Cali Realty               COM              554489104      280     6315 SH       SOLE                     6315
Marsh & McLennan Cos           COM              571748102      512    11185 SH       SOLE                    11185
Mattel Inc.                    COM              577081102      519    28650 SH       SOLE                    28650
McGraw-Hill Cos.               COM              580645109      567     7120 SH       SOLE                     7120
McKesson Corp.                 COM              58155Q103      404    15750 SH       SOLE                    15750
Medimmune Inc.                 COM              584699102      469    19780 SH       SOLE                    19780
Medtronic Inc.                 COM              585055106      560    10785 SH       SOLE                    10785
Merck & Co. Inc.               COM              589331107      531    16090 SH       SOLE                    16090
Microsoft Corp                 COM              594918104     1503    54375 SH       SOLE                    54375
Natl. Fuel Gas                 COM              636180101      385    13580 SH       SOLE                    13580
Natl. Penn Bancshares          COM              637138108      238     7445 SH       SOLE                     7445
New Plan Excel Realty          COM              648053106      287    11500 SH       SOLE                    11500
Newell Rubbermaid              COM              651229106      228    11400 SH       SOLE                    11400
Novartis AG ADS                COM              66987V109      455     9760 SH       SOLE                     9760
PepsiCo Inc.                   COM              713448108      943    19390 SH       SOLE                    19390
Pfizer Inc.                    COM              717081103     1183    38660 SH       SOLE                    38660
Pitney Bowes Inc.              COM              724479100      648    14690 SH       SOLE                    14690
Procter & Gamble               COM              742718109      379     7010 SH       SOLE                     7010
Regions Financial              COM              7591EP100      354    10695 SH       SOLE                    10695
SBC Communications             COM              78387G103      391    15083 SH       SOLE                    15083
Standard Register              COM              853887107      138    13110 SH       SOLE                    13110
TJX Companies                  COM              872540109      647    29345 SH       SOLE                    29345
TrustCo Bank                   COM              898349105      264    20555 SH       SOLE                    20555
Tupperware Corp.               COM              899896104      267    15735 SH       SOLE                    15735
Tyco International             COM              902124106      946    30870 SH       SOLE                    30870
UST Inc.                       COM              902911106      318     7905 SH       SOLE                     7905
United Technologies            COM              913017109      997    10680 SH       SOLE                    10680
UnitedHealth Group             COM              91324P102     1268    17200 SH       SOLE                    17200
Universal American Finance     COM              913377107      139    10760 SH       SOLE                    10760
Wachovia Corp.                 COM              929903102      801    17066 SH       SOLE                    17066
Washington Mutual              COM              939322103      885    22656 SH       SOLE                    22656
Wells Fargo & Co.              COM              949746101      769    12901 SH       SOLE                    12901
Wyeth                          COM              983024100      778    20807 SH       SOLE                    20807